Basis of preparation and changes to the Group's accounting policies (Policies)	3 Months Ended
Mar. 31, 2020
Basis of preparation and changes to the Group's accounting policies
Basis of preparation

2.1. Basis of preparation

The interim condensed consolidated financial statements for the three months ended March 31, 2020 have been prepared in accordance with IAS 34 Interim Financial Reporting.

The condensed consolidated financial statements are presented in Russian rubles (“RUB”) and all values are rounded to the nearest million (RUB (000,000)) except when otherwise indicated.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual financial statements as of December 31, 2019.

New standards, interpretations and amendments adopted by the Group

2.2. New standards, interpretations and amendments adopted by the Group

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2019, except for the adoption of new standards effective as of January 1, 2020. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

The following amended standards and interpretations became effective for the Group from January 1, 2020, but did not have any material impact on the Group:

-	Amendments to References to the Conceptual Framework in IFRS Standards (issued on March 29, 2018).
-	Amendments to IAS 1 and IAS 8: Definition of Material (issued on October 31, 2018).
-	Amendment to IFRS 3 Business Combinations (issued on October 22, 2018).
-	Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform (issued in September, 2019).

Changes in presentation

2.3   Changes in presentation

In 2019 the Group changed the presentation of its personnel and related costs by segregating it from cost of revenue and selling, general and administrative expenses in a separate line on the face of the financial statements. The reclassification was made to better reflect the nature and amount of these costs in the current business environment and in order to make the financial statements more comparable with industry peers.

	As originally		As
	presented	Reclassification	reclassified
For the three months ended March 31, 2019
Personnel expenses	—	(1,821)	(1,821)
Cost of revenue	(4,454)	883	(3,571)
Selling, general and administrative expenses	(2,117)	938	(1,179)

Significant accounting judgments, estimates and assumptions

2.4 Significant accounting judgments, estimates and assumptions

Significant accounting judgments, estimates and assumptions adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2019, except for the following:

The outbreak of coronavirus and associated responses from various countries around the world in early 2020 have negatively affected consumer demand across the globe and across industries, and there is the potential for coronavirus and the responses to it to cause a global recession. One immediate effect of the coronavirus outbreak was a substantial plunge in the price of crude oil due to extended factory shutdowns and a fall in air travel and road transportation. As a result, the Russian ruble has significantly and abruptly depreciated against the U.S. dollar and euro. The full scope of the negative impact that coronavirus, corresponding lockdowns, the abrupt decline in oil prices and resulting exchange rate drop may have on the Russian economy remains unclear but has the potential to be very significant. As a result of the challenging operating environment in Russia, the Group has experienced slower payment volume growth. Further adverse changes in economic conditions in Russia could adversely impact the Group’s future revenues and profits and cause a material adverse effect on its business, financial condition and results of operations.

Fair value of loans issued

The Group changed the estimate in relation to market rate used in measurement of fair value of its installment card loans issued that also used as the effective interest rate in calculating interest revenue. In prior periods such rate was assumed to be equal prevailing consumer loans rate. Starting January 1, 2020, it is determined with a reference to the interest rate specific to the formed installment cards market based on market participants statistics available to the Group. This change in estimate is applied prospectively starting January 1, 2020, and resulted in no recognition of loss from initial recognition for the three months ended March 31, 2020. If there were no changes in the estimate, the Group would have recognized the loss from initial recognition in the amount of 43 for the three months ended March 31, 2020.

Accounting policies followed in interim financial statements

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2019, except for the adoption of new standards effective as of January 1, 2020. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.